================================================================================

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-21085

                       THE METZLER/PAYDEN INVESTMENT GROUP
               (Exact name of registrant as specified in charter)

                  333 SOUTH GRAND AVENUE, LOS ANGELES, CA 90071
                    (Address of principal executive offices)

                             EDWARD S. GARLOCK, ESQ.
                                    SECRETARY
                             333 SOUTH GRAND AVENUE
                              LOS ANGELES, CA 90071
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (213) 625-2870

                       Date of fiscal year end: October 31

                   Date of reporting period: July 31, 2008

================================================================================

Metzler/Payden European Emerging Markets Fund

SCHEDULE OF INVESTMENTS - July 31, 2008

Principal                                                        Value
or Shares                  Security Description                  (000)
----------   -----------------------------------------------   --------
COMMON STOCKS (100%)
CONSUMER DISCRETIONARY (3%)
 4,899,100   Compa S.A. (b)                                    $  1,762
    90,000   OAO Magnit (b)                                       4,140
   788,500   Olympic Entertainment Group A.S.                     2,128
   800,000   Tofas Turk Otomobil Fabrikasi AS                     2,920
                                                               --------
                                                                 10,950
                                                               --------
CONSUMER STAPLES (5%)
   105,000   BIM Birlesik Magazalar A.S.                          3,993
   222,850   Cherkizovo Group (b)                                 2,897
    26,000   Cherkizovo Group-GDR 144A (b)(c)(e)                    338
   449,375   Elstar Oils S.A. (b)                                   983
    29,000   Gedeon Richter Rt.                                   6,678
    20,000   KRKA d.d.                                            2,930
    75,950   Wimm-Bill-Dann Foods ADR,                            7,390
    69,400   X5 Retail Group N.V. (b)                             2,082
                                                               --------
                                                                 27,291
                                                               --------
DIVERSIFIED (1%)
 1,004,200   Koc Holdings AS                                      4,067
ENERGY (21%)
   105,400   Eurasian Natural Resources Corp.                     2,202
   240,000   Imperial Energy Corp. PLC (b)                        4,944
     2,800   INA Industrija Nafte DD (b)(e)                       1,785
   290,116   LUKOIL, LUK GR, EUR, Frankfurt                      24,283
   113,500   MOL Magyar Olaj-es Gazipari Rt.                     15,771
   499,950   Oao Gazprom - Spon ADR (d)                          24,098
   930,900   OAO Rosneft Oil Co. (b)(e)                           9,914
    34,000   OMV AG                                               2,355
 1,965,000   Polish Oil & Gas                                     3,736
   487,750   Polski Koncern Naftowy Orlen S.A.                    8,729
    44,000   Rosneft Oil Co. OAO-GDR 144A (c)                       469
   302,500   Sibir Energy plc                                     3,709
   477,000   Surgutneftegaz                                       4,279
   125,000   Volga Gas PLC (b)                                      941
                                                               --------
                                                                107,215
                                                               --------
FINANCIAL (35%)
 1,500,000   Akbank T.A.S.                                        8,475
27,442,789   Banca Transilvania                                   3,741
   814,743   Banca Transilvania                                     111
    53,850   Bank Handlowy w Warszawie S.A.                       2,062
   209,750   Bank Pekao SA                                       19,371
   106,600   Bank Zachodni WBK S.A.                               8,435
    35,200   BRE Bank SA (b)                                      6,647
   190,300   Erste Bank AG                                       12,247
   188,500   Getin Holding S.A. (b)                                 905
   361,400   Globe Trade Centre S.A. (b)                          5,164
   787,000   Immoeast AG (b)                                      5,660
    44,000   Komercni Banka As                                   11,286
    84,200   LSR Group O.J.S.C. (b)(e)                            1,095
   356,450   OTP Bank Rt. (b)                                    16,813
   904,050   PKO Bank Polski                                     23,083
    71,800   Raiffeisen International Bank-Holding AG             8,984
   882,000   Romanian Development Bank                            7,324
 2,340,000   Sberbank RF                                          6,973
   400,000   Sistema Hals GDR (b)                                 2,240
 3,862,000   Turkiye Garanti Bankasi AS (b)                      13,159
 7,000,000   Turkiye Vakiflar Bankasi T.A.O. (b)                 14,420
                                                               --------
                                                                178,195
                                                               --------
INDUSTRIAL (4%)
   391,700   Akcansa Cimento A.S.                                 1,607
   107,050   AS Merko Ehitus                                         77
   141,836   AS Merko Ehitus                                        726
   283,650   New World Resources BV                               8,764
   400,000   Panevezio Statybos Trestas                           1,364
    18,050   PBG S.A. (b)                                         2,237
   937,500   Polimex Mostostal S.A.                               2,667
 4,941,300   Turbomecanica S.A                                      658
   137,350   Wienerberger AG                                      3,707
                                                               --------
                                                                 21,807
                                                               --------
MATERIALS (7%)
   165,100   Cherepovets MK Severstal (d)                         3,175
    34,500   Evraz Group SA                                       3,312
   205,300   KGHM Polska Miedz S.A.                               8,472
   372,000   Mining and Metallurgical Company Norilsk Nickel      8,117
    74,600   Mining and Metallurgical Company Norilsk Nickel      1,627
    87,900   Novopipetsk Steel                                    3,912
   190,000   Peter Hambro Mining plc                              4,064
    43,300   Uralkali                                             2,555
                                                               --------
                                                                 35,234
                                                               --------
TECHNOLOGY (0%)
    70,156   Asseco Poland SA                                     2,044
TELECOMMUNICATION (19%)
    95,000   AFK Sistema (d)                                      2,518
    96,500   Agora SA                                             1,628
   303,700   Cesky Telecom AS                                    10,291
   573,750   Comstar United System (d)                            5,049
 3,000,000   Dogan Yayin Holding A.S. (b)                         5,528
 3,220,000   Hurriyet Gazetecilik ve Matbaacilik A.S. (b)         5,821
   827,800   Magyar Tavkozlesi Rt (Matav)                         4,597
   117,950   Mobile TeleSystems                                   8,422
   915,300   OAO Vimpel-Communications                           23,093
 1,468,150   Telekomunikacja Polska SA                           16,408
   800,000   Turkcell Iletisim Hizmetleri As                      6,189
   384,500   TVN Sa                                               3,418
                                                               --------
                                                                 92,962
                                                               --------
UTILITIES (5%)
   268,000   CEZ                                                 22,325
   256,280   Transelectrica SA                                    2,515
                                                               --------
                                                                 24,840
                                                               --------
TOTAL COMMON STOCKS (COST-$509,389)                             504,605
INVESTMENT COMPANY (COST-$19,270) (4%)
19,269,600   Paydenfunds Cash Reserves Money Market Fund         19,270
                                                               --------
TOTAL (COST-$528,659) (a) (104%)                                523,875
LIABILITIES IN EXCESS OF OTHER ASSETS (-4%)                     (20,094)
                                                               --------
NET ASSETS (100%)                                              $503,781
                                                               ========

All of the securities except the Cash Reserves Money Market Fund are held by the custodian in a segregated account.

(a)  Unrealized apprecation (depreciation) of securities is as follows:

Unrealized appreciation       $ 33,973
Unrealized depreciation        (38,757)
                              --------
Net unrealized depreciation   $ (4,784)
                              ========

(b)  Non-income producing security.

(c) Security offered to qualified investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(d) Security offered and sold outside of the United States, and thus is exempt from registration under Registration S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(e)  Security appraised at fair value under procedures established by the Board.

OPEN FORWARD CURRENCY CONTRACTS TO USD

                                                       Contract    Appreciation
Delivery                                    Contract     Value    (Depreciation)
Date           Currency (000s)                Price     (000s)        (000s)
------------   --------------------------   --------   --------   --------------
ASSETS:
8/1/2008       Turkish Lira (Buy 1,246)      1.1623     $ 1,082       $  11
8/1/2008       Turkish Lira (Buy 9,629)      1.1623       8,366          81
                                                                      -----
                                                                      $  92
                                                                      =====
LIABILITIES:
8/4/2008       Euro (Sell 2)                 1.5521     $     3       $  --
8/4/2008       Poland Zloty (Buy 1,608)      2.0500         782          (3)
8/4/2008       Poland Zloty (Buy 9,893)      2.0500       4,810         (16)
7/31/2008      Turkish Lira (Sell 15,041)    1.1765      13,073        (613)
                                                                      -----
                                                                      $(632)
                                                                      =====

Metzler/Payden European Leaders Fund

SCHEDULE OF INVESTMENTS - July 31, 2008

Principal                                                  Value
or Shares               Security Description               (000)
---------   -------------------------------------------   ------
COMMON STOCKS (97%)
CONSUMER DISCRETIONARY (4%)
      550   Accor Sa                                      $   37
    1,450   Daimler AG                                        84
      900   Hennse & Mauritz AB                               48
    1,850   Industria de Diseno Textil Sa (Inditex)           90
    1,100   PSA Peugeot Citreon                               54
                                                          ------
                                                             313
                                                          ------
CONSUMER STAPLES (16%)
    1,776   British American Tobacco                          64
      500   Carrefour SA                                      26
    2,303   Diageo Plc                                        41
      950   Fresenius AG                                      77
    4,993   GlaxoSmithKline Plc                              116
    1,050   Groupe Danone                                     78
      700   Hamburger Hafen- und Logistik AG (HHLA)           46
      350   L'Oreal SA                                        37
    4,500   Nestle                                           198
    2,400   Novartis Ag                                      143
      250   Pernod-Ricard                                     22
      950   Roche Holding AG                                 176
      950   Sanofi Synthelabo SA                              67
      900   Stada Arzneimittel AG                             47
   10,000   Tesco Plc                                         72
    1,200   Unilever NV                                       33
                                                          ------
                                                           1,243
                                                          ------
DIVERSIFIED (1%)
      500   LVMH Moet Hennessy Louis Vuitton SA               55
ENERGY (12%)
    6,000   BG Group Plc                                     136
   17,440   BP Amoco Plc                                     180
    2,000   Compagnie Generale de Geophysique (b)             79
    3,050   Eni SpA                                          103
      850   Fugro N.V.                                        61
    1,050   Gaz de France                                     66
      500   Q-Cells AG (b)                                    49
    2,150   Saipem S.p.A.                                     84
    1,850   Total SA                                         143
                                                          ------
                                                             901
                                                          ------
FINANCIAL (23%)
    2,136   Aegon Nv                                          25
      700   Allianz AG                                       119
    1,300   Axa                                               39
   10,400   Banca Intesa Spa                                  59
    7,100   Banco Santander SA                               138
    5,302   Barclays Plc                                      35
    1,150   BNP Paribas SA                                   114
    3,550   CGU Plc                                           35
      900   Credit Suisse Group                               45
      650   Deutsche Bank AG                                  61
    3,850   Fortis                                            54
    5,450   HBOS Plc (b)                                      31
   11,631   HSBC Holdings Plc                                193
    8,250   IG Group Holdings PLC                             58
      750   KBC Bankverzekerings Holdings                     77
    4,753   Lloyds TSB Group Plc                              28
    5,950   Man Group plc                                     72
    1,108   National Bank of Greece                           53
    1,400   OTP Bank Rt. (b)                                  66
    5,409   Prudential Plc                                    58
    8,350   Royal Bank of Scotland Group Plc                  35
    2,000   Sampo Oyj                                         52
    3,241   Scor SE                                           77
    3,650   SNS Reaal                                         61
      400   Societe Generale                                  37
    3,000   UBS AG-Reg                                        58
   16,300   UniCredit SpA                                     98
    3,000   Admiral Group Plc                                 55
                                                          ------
                                                           1,833
                                                          ------
HEALTHCARE (2%)
    1,250   Beiersdorf AG                                     81
    1,650   Grifols S.A.                                      51
                                                          ------
                                                             132
                                                          ------
INDUSTRIAL (8%)
    2,700   ABB Ltd (b)                                       72
      500   AMG Advanced Metallurgical Group N.V. (b)         41
   14,150   British Aerospace                                126
    2,000   CRH Plc                                           51
      350   Lafarge SA                                        48
    2,950   Philips Electronics NV                            99
    1,200   Siemens AG                                       147
                                                          ------
                                                             584
                                                          ------
MATERIALS (8%)
    1,350  ArcelorMittal                                     121
    1,450  Bayer Ag                                          125
    1,100  BASF Ag                                            71
      500  Linde AG                                           69
    1,419  Rio Tinto Plc                                     150
    2,000  Vedanta Resources PLC                              80
                                                          ------
                                                             616
                                                          ------
TECHNOLOGY (3%)
    2,400   Indra Sisteamas, S.A.                             64
    2,450   SAP AG                                           142
                                                          ------
                                                             206
                                                          ------
TELECOMMUNICATION (13%)
    2,000   Deutsche Telekom AG                               35
    1,800   France Telecom                                    57
      650   Iliad S.A.                                        72
    1,850   JC Decaux                                         47
    2,450   M6 Metropole Television                           56
    3,850   Nokia Oyj                                        106
    3,500   SES                                               86
    6,116   Telefonica S.A.                                  160
    2,950   United Internet AG                                57
    1,200   Vivendi Universal                                 51
   72,448   Vodafone Group PLC                               195
    3,350   Wolters Kluwer-Cva                                78
                                                          ------
                                                           1,000
                                                          ------
UTILITIES (7%)
      900   E.ON AG                                          172
    2,000   Fortum Oyj                                        89
    8,214   Iberdrola S.A.                                   112
    2,500   National Grid PLC                                 33
      950   Red Eletrica Corp., S.A.                          57
      500   RWE AG                                            61
    1,100   Suez Environment SA                                8
                                                          ------
                                                             532
                                                          ------
TOTAL COMMON STOCKS (COST-$7,722)                          7,415
INVESTMENT COMPANY (COST-$221) (3%)
  220,898   Paydenfunds Cash Reserves Money Market Fund      221
                                                          ------
TOTAL  (COST-$7,943) (a) (100%)                            7,636
OTHER ASSETS, NET OF LIABILITIES (0%)                         18
                                                          ------
NET ASSETS (100%)                                         $7,654
                                                          ======

All of the securities except the Cash Reserves Money Market Fund are held by the custodian in a segregated account.

(a)  Unrealized apprecation (depreciation) of securities is as follows:

Unrealized appreciation       $ 645
Unrealized depreciation        (952)
                              -----
Net unrealized depreciation   $(307)
                              =====

(b)  Non-income producing security.

OPEN FORWARD CURRENCY CONTRACTS TO USD

                                                   Contract    Appreciation
Delivery                                Contract     Value    (Depreciation)
Date           Currency (000s)            Price     (000s)        (000s)
------------   ----------------------   --------   --------   -------------
LIABILITIES:
8/4/2008       British Pound (Buy 27)    1.9838       $53           $--
8/1/2008       Euro (Sell 29)            1.5521        45            --
7/31/2008      Swiss Franc  (Sell 1)     1.0520         1            --
                                                                    ---
                                                                    $--
                                                                    ===

Metzler/Payden International Real Estate Fund

SCHEDULE OF INVESTMENTS - July 31, 2008

Principal                                                         Value
or Shares                  Security Description                   (000)
---------   --------------------------------------------------   ------
COMMON STOCKS (98%)
DIVERSIFIED (45%)
    9,700   British Land Company PLC                             $  135
    7,400   Brookfield Asset Management                             249
       96   Brookfield Infrastructure Partners                        2
   26,000   Capitaland Ltd.                                         108
   68,000   China Overseas Land & Investment Ltd. (b)               122
    4,000   China Overseas Land & Investment Ltd. Warrants (b)        1
   12,200   Goodman Group                                            29
   18,000   Hang Lung Properties Ltd.                                57
        5   Japan Real Estate Investment Corp.                       52
   16,000   Kerry Properties Ltd.                                    86
    9,000   Mitsui Fudosan Co Ltd.                                  206
    1,400   PSP Swiss Property AG-Reg (b)                            90
   33,000   Shimao Property Holdings Ltd.                            41
   30,000   Sino Land Co., Ltd.                                      60
    3,000   Sun Hung Kai Properties Ltd.                             45
    6,000   Tokyu Land Corp.                                         30
      800   Unibail-Rodamco                                         180
   37,900   United Industrial Corp. Ltd.                             79
   31,000   Wheelock and Co. Ltd.                                    85
                                                                 ------
                                                                  1,657
                                                                 ------
FINANCIAL (13%)
   37,200   CapitaMall Trust (b)                                     82
      800   Corio NV                                                 62
    3,400   Cyrela Brazil Realty S.A.                                49
    4,200   Desarrolladora Homex S.A. de C.V. (b)                    38
   20,000   Hang Lung Group Ltd.                                     90
    1,200   Tachihi Enterprise Co., Ltd.                             68
   46,000   The Hongkong and Shanghai Hotels, Ltd.                   71
                                                                 ------
                                                                    460
                                                                 ------
OFFICE (7%)
    1,100   CoStar Group Inc. (b)                                    55
   75,200   ING Office Fund                                         102
        7   Nippon Building Fund Inc.                                83
                                                                 ------
                                                                    240
                                                                 ------
REAL ESTATE INVESTMENT TRUST (25%)
   17,400   CFS Retail Property Trust                                33
   70,800   Dexus Property Group                                     93
    2,500   DIC Asset AG                                             58
    1,200   Eurocommercial Properties NV                             57
        7   Global One Real Estate Investment Co., Ltd.              77
   22,000   Hongkong Land Holdings Ltd.                              91
   30,000   Hysan Development Co. Ltd.                               86
   11,300   Immofinanz Immobilien Anlagen AG                        103
  103,300   Parkway Life Real Estate Investment Trust (b)            90
  872,400   Quality Houses Public Company Ltd. (c)                   47
    3,200   RioCan Real Estate Investment Trust                      62
    9,200   Segro PLC                                                75
    3,000   Sumitomo Realty & Development Co., Ltd.                  62
                                                                 ------
                                                                    934
                                                                 ------
REGIONAL MALLS (6%)
   14,700   Westfield Group                                         224
RESIDENTIAL (2%)
    9,300   DAIBIRU Corp.                                            89
                                                                 ------
TOTAL COMMON STOCKS (COST-$4,172)                                 3,604
U.S. GOVERNMENT AGENCY (COST-$100) (3%)
  100,000   FNMA Disc Note, 0.00%, 10/8/08 (d)                      100
INVESTMENT COMPANY (COST-$3) (0%)
    3,260   Paydenfunds Cash Reserves Money Market Fund               3
                                                                 ------
TOTAL (COST-$4,275) (a) (101%)                                    3,707
LIABILITIES IN EXCESS OF OTHER ASSETS (-1%)                         (39)
                                                                 ------
NET ASSETS (100%)                                                $3,668
                                                                 ======

All of the securities except the Cash Reserves Money Market Fund are held by the custodian in a segregated account.

(a)  Unrealized apprecation (depreciation) of securities is as follows:

Unrealized appreciation       $  70
Unrealized depreciation        (638)
                              -----
Net unrealized depreciation   $(568)
                              =====

(b)  Non-income producing security.

(c)  Security appraised at fair value under procedures established by the Board.

(d)  Yield to maturity at time of purchase.

OPEN FORWARD CURRENCY CONTRACTS TO USD

                                                            Contract    Appreciation
Delivery                                         Contract     Value    (Depreciation)
Date           Currency (000s)                    Price      (000s)        (000s)
------------   -------------------------------   --------   --------   --------------
ASSETS:
8/20/2008      Brazilian Real (Buy 321)            1.5684     $204         $ 10
8/20/2008      British Pound (Buy 91)              1.9757      180            2
                                                                           ----
                                                                           $ 12
                                                                           ====
LIABILITIES:
8/20/2008      Australian Dollar (Buy 339)         0.9402     $318         $ (2)
8/20/2008      Canadian Dollar (Buy 273)           1.0232      266           (2)
8/20/2008      Euro (Buy 384)                      1.5538      598           (3)
8/20/2008      Hong Kong Dollar (Sell 763)         7.8003       98           --
8/20/2008      Japanese Yen (Buy 52,834)         108.0463      489          (14)
8/20/2008      Malaysian Ringgit (Sell 670)        3.2626      206           (1)
8/20/2008      South African Rand (Sell 1,564)     7.4290      213          (20)
                                                                           ----
                                                                           $(42)
                                                                           ====

NOTES TO THE SCHEDULE OF INVESTMENTS

July 31, 2008

1. ORGANIZATION AND RELATED MATTERS

The Metzler/Payden Investment Group (the "MP Group") is an open-end registered investment company organized as a Delaware business trust on March 22, 2002 and is registered under the Investment Company Act of 1940 (the "1940 Act"), as amended. Each of its three funds (each a "Fund," collectively the "MP Funds") is a series of the MP Group, and is authorized to issue unlimited shares at $0.001 par value. Each has been classified as non-diversified.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America ("generally accepted accounting principles"). The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the repotted amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates,

Securities Valuation

Domestic and foreign fixed income securities and other assets for which market quotations are readily available (other than obligations with original maturities of sixty days or less) are valued at market on the basis of quotes obtained from brokers and dealers or pricing services. Such quotations take into account appropriate factors such as institutional-sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Debt securities with original maturities of sixty days or less and securities in the Cash Reserves Money Market Fund are valued at amortized cost, which approximates fair value.

Publicly traded equity securities, whether in the U.S. or outside the U.S., for which market quotations are readily available generally will be valued at the official closing price or the last sale price on the exchange or market where they are principally traded, or if there have been no sales during the day, at the last bid price. Securities traded only on the over-the-counter market are valued at the latest bid price. Investments in investment companies are valued at their net asset values as reported by such companies.

Options, futures, swaps and other similar assets are valued at the official closing price in the case of exchange traded derivatives or on the basis of information provided by the institution with which the Fund entered into the transaction in the case of other securities.

Fixed income or equity securities for which market quotations are not readily available are priced at their fair value as determined in good faith under procedures established pursuant to the Valuation and Liquidity Guidelines applicable to the Fund. In considering fair value of a security, one or more factors are taken into consideration depending on the circumstances at the time, including for example: the cost of the security or the last reported sales price of the security as a starting point; changes in interest rates; changes in yield spreads of similarly rated or structured securities; fundamental analytical information relating to the security; the value of other similar securities traded on other markets or among dealers; the general financial condition of the issuer; recent developments affecting the issuer; information, including price quotations, from other financial institutions or analysts; or government actions or pronouncements and other significant events affecting the economy, the markets, the fundamental value of the issuer or of the issuer's industry.

Fair value pricing may occur when (1) developments occur (a "significant event") that will affect the value of a Fund's holdings, and (2) the significant event occurs after the close of the markets on which the securities trade, but before the time when the net asset value is computed for the Fund. A significant event may relate to a single issuer or an entire market.

Investment Transactions and Related Income

Investment transactions are accounted for on the date the security is purchased or sold (trade date). Interest income is recognized on an accrual basis using the effective interest method. Premiums and discounts are amortized or accreted over the expected life of the security using the effective interest method. Dividend income is recorded on the ex-dividend date. Realized gains or losses on investment transactions are determined on the identified cost basis.

Foreign Currency Translation

The accounting records of the Funds are maintained in U.S. dollars. Each of the Funds may purchase securities that are denominated in foreign currencies. For these Funds, investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rates. Purchases and sales of securities, income and expense are translated into U.S. dollars at the exchange rates on the dates of the respective transactions.

Forward Currency Contracts

The Funds may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date.

The Funds enter into forward contracts to protect against adverse currency movements. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the contact settlement date, at which time the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risk may arise upon entering into these contracts from the potential inability of counter parties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

NOTES TO THE SCHEDULE OF INVESTMENTS CONTINUED

Futures Contracts

The Funds may invest in futures contracts to hedge against anticipated future changes in interest or exchange rates or security prices. In addition, the Funds may enter into such transactions to enhance potential gain in circumstances where hedging is not involved.

The purchase or sale of futures contracts and options on futures contracts provides for the future sale by one party and purchase by another party of a specified quantity of a financial instrument or foreign currency at a fixed price on a future date. Upon entering into such a contract, a Fund is required to deposit and maintain as collateral such initial margin as requited by the exchange on which the contract is traded. Pursuant to the contract, that Fund agrees to receive from or pay to the broker an amount equal to the daily fluctuations in the value of the contract. Such receipts or payments are known as variation margin and are recorded as unrealized gains or losses by that Fund. When the contract is closed, that Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The potential risk to the Funds is that the change in value of the underlying securities may not correlate to the change in value of the contracts. The Funds (except the Cash Reserves Money Market Fund) may invest in stock index futures contracts, which are an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. Variation margin accounting procedures apply to these index futures contracts. Each Fund invests in these futures contracts to permit the Fund to meet its objectives at a lower cost than investing directly in equity securities, while permitting the equivalent of an investment in a portfolio of equity securities. The potential risk to a Fund is that the change in value of the underlying index may not correlate to the change in value of the contracts.

Collateral

Futures contracts, options, swap agreements and forward delivery agreements for foreign currency and fixed income securities require either cash settlement or delivery of securities at some future date with little or no initial investment. A Fund, which employs these investment options, is required to segregate sufficient assets to cover any potential loss.

3. RELATED PARTY TRANSACTIONS

Metzler/Payden (the "Adviser") provides investment advisory services to the Funds. Under the terms of the investment advisory agreement, each is entitled to receive fees monthly, computed on the average daily net assets of each of the Funds separately at an annualized rate. The rates for each Fund are shown in the table below.

                                                Adviser Fees Based on Assets
                                            ------------------------------------
                                            Between  Between   Between                       Voluntary
                                             0--500   0.5--1     1--2     Over 2   Expense    Expense
                                            Million  Billion   Billion   Billion  Guarantee    Limit
                                            -------  -------  ---------  -------  ---------  ---------
Metzler/Payden European Emerging Markets..   0.75%    0.75%     0.75%     0.75%     1.50%       n/a
Metzler/Payden European Leaders...........   0.75%    0.75%     0.75%     0.75%     1.50%       n/a
Metzler/Payden International Real Estate..   0.85%    0.85%     0.85%     0.85%     1.25%       n/a

NOTES TO THE SCHEDULE OF INVESTMENTS CONTINUED

The Advisers agreed to guarantee that, for so long as it acts as investment adviser to the Funds, the expenses of the Funds, including advisory fees (exclusive of interest and taxes) will not exceed the percentages indicated above ("expense guarantee") of that Fund's average daily net assets on an annualized basis. Adviser also voluntarily agreed to temporarily limit certain Fund's total expenses, including advisory fees, to the percentages indicated above of that Fund's average daily net assets on an annualized basis through February 27, 2009 (exclusive of interest and taxes).

Each Fund remains liable to the Adviser for expenses subsidized in any fiscal year up to a maximum of three years from the end of the period in which the expenses were subsidized as long as any reimbursement will not cause the annual expense ratio for the year in which it is made to exceed the amount of the expense guarantee or voluntary expense limit (whichever is in effect at the time of reimbursement).

Treasury Plus, Inc., a wholly owned subsidiary of Payden & Rygel, serves as administrator to the Funds. Under the terms of the administration agreement, Treasury Plus, Inc. receives fees monthly, computed on the average daily net assets of the Funds at an annualized rate of 0.12% through June 17, 2008 and 0.15% thereafter.

Under a distribution agreement with the MP Funds, Payden & Rygel Distributors is not entitled to receive any fees from the Funds.

Certain officers and/or trustees of the Funds are affiliated with Payden & Rygel, Payden & Rygel Distributors and/or Treasury Plus, Inc. Such officers and trustees receive no fees from the Funds for serving as officers and/or trustees of the Funds.

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The Registrant's Principal Executive Officer and Principal Financial Officer concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) were effective as of a date within 90 days prior to the filing date of this report (the "Evaluation Date"), based on their evaluation of the effectiveness of the Registrant's disclosure controls and procedures as required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934 as of the Evaluation Date.

     (b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

     (a) Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto as Exhibit 99CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Metzler/Payden Investment Group


By (Signature and Title)                /s/ SCOTT J. WEINER
                                        ----------------------------------------
                                        SCOTT J. WEINER
                                        CHAIRMAN AND PRESIDENT

Date 9/17/08

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)                /s/ SCOTT J. WEINER
                                        ----------------------------------------
                                        SCOTT J. WEINER
                                        CHAIRMAN AND PRESIDENT

Date 9/17/08


By (Signature and Title)                /s/ BRIAN W. MATTHEWS
                                        ----------------------------------------
                                        BRIAN W. MATTHEWS
                                        CHIEF FINANCIAL OFFICER

Date 9/17/08